Long-term investments (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Equity investments:
Equity method investments	¥ 864,085		¥ 1,275,287
Equity securities with and without readily determinable fair value
Equity securities using fair value option	1,103,150		1,103,150
Equity securities without readily determinable fair value	500,771		504,282
Equity securities with readily determinable fair value	43,902		33,865
Debt investments:
Held-to-maturity debt securities - time deposit	13,142		12,086
Available-for-sale debt securities	175,407		173,918
Retained asset-backed securities	10,273		23,419
Total	¥ 2,710,730	$ 378,403	¥ 3,126,007